Inventories (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of inventories [Line Items]
Total inventories	$ 640	$ 636
Less: current portion of inventories	(588)	(606)
Non-current portion of inventories	52	30
Inventories, at net realisable value	48	76
Production costs	(20)	21
Depreciation and amortization	14	(50)
Total NRV (recoveries) charges	(34)	71
Escobal
Disclosure of inventories [Line Items]
Non-current portion of inventories	22	22
Stockpile ore
Disclosure of inventories [Line Items]
Total inventories	70	68
Concentrate inventory
Disclosure of inventories [Line Items]
Total inventories	27	32
Heap leach and in process inventory
Disclosure of inventories [Line Items]
Total inventories	241	224
Doré and finished inventory
Disclosure of inventories [Line Items]
Total inventories	105	131
Materials and supplies
Disclosure of inventories [Line Items]
Total inventories	$ 197	$ 181